Subsequent Events Securities Sold Subsequent Event Disclosures (Details) (USD $)	9 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Subsequent Event [Line Items]
Subsequent Event, Description	$ 0	$ 178,067	$ 589,023
Gain On Sale Of Investment Securities	945,476	436,871	1,325,823
Repayments of Federal Home Loan Bank Borrowings		5,000,000	30,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Other Investments				18,600,000
Subsequent Event, Description				511,000
Gain On Sale Of Investment Securities				979,000
Repayments of Federal Home Loan Bank Borrowings				$ 10,000,000